Note 8 - Outstanding Stock Purchase Warrants (Details)	Dec. 31, 2015 $ / shares shares
Warrants Expiration 1[Member]
Number of Shares (in shares) | shares	16,666,666
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.09
Warrants Expiration 2 [Member]
Number of Shares (in shares) | shares	1,806,159
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 1
Warrants Expiration 3 [Member]
Number of Shares (in shares) | shares	45,000
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 1
Warrants Expiration 4 [Member]
Number of Shares (in shares) | shares	567,001
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 1
Warrants Expiration 5 [Member]
Number of Shares (in shares) | shares	2,690,666
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.09
Warrant Expiration 6 [Member]
Number of Shares (in shares) | shares	34,666,665
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.11
Number of Shares (in shares) | shares	56,442,157
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.14
Number of Shares (in shares) | shares	39,775,491
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.16